Other Gains (Losses)	12 Months Ended
Aug. 31, 2019
Other Gains (Losses) [Abstract]
Other Gains (Losses)

24. OTHER GAINS (LOSSES)

		2018
	2019	(restated, note 2)
	$	$
Gain on disposal of fixed assets and intangibles	32	15
Gain on disposal of non-core business	6	-
Gain on disposal of investment	15	-
Other(1)	(3)	17
	50	32

(1) Other gains (losses) generally includes realized and unrealized foreign exchange gains and losses on US dollar denominated current assets and liabilities and the Company’s share of the operations of Burrard Landing Lot 2 Holdings Partnership.